PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 6:PROPERTY AND EQUIPMENT, NET

	December 31,
	2020	2021
	(U.S. $ in thousands)
Property and equipment, net:
Cost:
Furniture and fixtures	$1,883	$1,906
Computers and software	4,731	4,910
Leasehold improvements	907	907
Electronic equipment	2,374	3,251
	9,895	10,974
Less - Accumulated depreciation	5,393	5,967
	$4,502	$5,007

Depreciation expenses were $1,205 thousands, $ 1,523 thousands and $ 1,904 thousands in the years ended December 31, 2019, 2020 and 2021, respectively.